CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues	$ 600,528	¥ 4,128,931	¥ 2,468,449	¥ 523,310
Cost of revenues	(476,110)	(3,273,493)	(1,919,241)	(772,812)
Gross (loss)/profit	124,418	855,438	549,208	(249,502)
Operating expenses:
Sales and marketing expenses	(85,195)	(585,758)	(232,489)	(102,659)
General and administrative expenses	(67,074)	(461,165)	(260,898)	(451,334)
Research and development expenses	(78,174)	(537,488)	(280,093)	(91,222)
Total operating expenses	(230,443)	(1,584,411)	(773,480)	(645,215)
Loss from operations	(106,025)	(728,973)	(224,272)	(894,717)
Other income/(expenses):
Investment income, net (including impairments)	14,027	96,440	22,957	9,795
Interest income	9,993	68,706	1,483	1,502
Exchange (losses)/gains	(242)	(1,661)	6,445	(21,267)
Others, net	3,848	26,455	18,518	(3,668)
Loss before tax	(78,399)	(539,033)	(174,869)	(908,355)
Income tax	(3,780)	(25,988)	(8,881)	(3,141)
Net loss	(82,179)	(565,021)	(183,750)	(911,496)
Accretion to Pre-IPO Preferred Shares redemption value	(9,396)	(64,605)	(258,554)	(161,933)
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares | ¥			(129,244)	(113,151)
Net loss attributable to noncontrolling interests	1,935	13,301		1,430
Net loss attributable to the Bilibili Inc.'s shareholders	(89,640)	(616,325)	(571,548)	(1,185,150)
Net loss	(82,179)	(565,021)	(183,750)	(911,496)
Other comprehensive income/(loss):
Foreign currency translation adjustments	43,056	296,030	(75,695)	58,048
Total other comprehensive income/(loss)	43,056	296,030	(75,695)	58,048
Total comprehensive loss	(39,123)	(268,991)	(259,445)	(853,448)
Accretion to Pre-IPO Preferred Shares redemption value	(9,396)	(64,605)	(258,554)	(161,933)
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares | ¥			(129,244)	(113,151)
Net loss attributable to noncontrolling interests	1,935	13,301		1,430
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	$ (46,584)	¥ (320,295)	¥ (647,243)	¥ (1,127,102)
Net loss per share, basic | (per share)	$ (0.38)	¥ (2.64)	¥ (8.17)	¥ (20.42)
Net loss per share, diluted | (per share)	$ (0.38)	¥ (2.64)	¥ (8.17)	¥ (20.42)
Weighted average number of ordinary shares, basic	233,047,703	233,047,703	69,938,570	58,038,570
Weighted average number of ordinary shares, diluted	233,047,703	233,047,703	69,938,570	58,038,570
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	$ 4,098	¥ 28,173	¥ 7,936	¥ 3,775
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	1,672	11,499	3,423	3,029
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	14,914	102,544	56,746	353,806
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	$ 5,669	¥ 38,977	¥ 11,849	¥ 4,878
ADSs
Other comprehensive income/(loss):
Net loss per share, basic | (per share)	$ (0.38)	¥ (2.64)
Net loss per share, diluted | (per share)	$ (0.38)	¥ (2.64)
Weighted average number of ordinary shares, basic	233,047,703	233,047,703
Weighted average number of ordinary shares, diluted	233,047,703	233,047,703